Annual Fund Operating Expenses	Jan. 26, 2026
Tradr 2X Long AAOI Daily ETF | Tradr 2X Long AAOI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long BTBT Daily ETF | Tradr 2X Long BTBT Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long BTDR Daily ETF | Tradr 2X Long BTDR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long BYND Daily ETF | Tradr 2X Long BYND Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long CCJ Daily ETF | Tradr 2X Long CCJ Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long CDE Daily ETF | Tradr 2X Long CDE Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long CLF Daily ETF | Tradr 2X Long CLF Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long COHR Daily ETF | Tradr 2X Long COHR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long EOSE Daily ETF | Tradr 2X Long EOSE Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[9]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long HL Daily ETF | Tradr 2X Long HL Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long HUT Daily ETF | Tradr 2X Long HUT Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long INDI Daily ETF | Tradr 2X Long INDI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long LEU Daily ETF | Tradr 2X Long LEU Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long LITE Daily ETF | Tradr 2X Long LITE Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long POET Daily ETF | Tradr 2X Long POET Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long QMCO Daily ETF | Tradr 2X Long QMCO Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long RR Daily ETF | Tradr 2X Long RR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long SEDG Daily ETF | Tradr 2X Long SEDG Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long SERV Daily ETF | Tradr 2X Long SERV Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[19]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long SNDK Daily ETF | Tradr 2X Long SNDK Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long UUUU Daily ETF | Tradr 2X Long UUUU Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[21]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Long WYFI Daily ETF | Tradr 2X Long WYFI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[22]
Expenses (as a percentage of Assets)	1.49%

[1]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[2]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[3]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[5]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[6]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[8]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[9]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[11]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[12]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[14]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[15]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[17]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[18]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[20]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[21]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[22]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.